Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Formation and operating costs	$ 2,011,943	$ 21,737	$ 41,625	$ 2,936,836	$ 491,341
Loss from operations	(2,011,943)	(21,737)	(41,625)	(2,936,836)	(491,341)
Other income
Change in fair value of over-allotment					193,471
Issuance cost of over-allotment		(23,439)	(23,439)		(23,439)
Interest income	1,491,055	200	200	1,986,813	5,798
Total other income	1,491,055	(23,239)	(23,239)	1,986,813	175,830
Net loss	$ (520,888)	$ (44,976)	$ (64,864)	$ (950,023)	$ (315,511)
Class A Ordinary Shares
Other income
Basic and diluted weighted average shares outstanding (in Shares)	32,975,000	2,282,609	850,202	32,975,000	9,322,714
Basic and diluted net loss per share (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.02)	$ (0.02)
Class B Ordinary Shares
Other income
Basic and diluted weighted average shares outstanding (in Shares)	8,243,750	7,500,000	7,287,449	8,243,750	7,485,546
Basic and diluted net loss per share (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.02)	$ (0.02)